Note 52 Fees for audits conducted (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fees for audits conducted [Line Items]
Legal audit of bbva sa or its companies under control	[1]	€ 8.8	€ 8.5	€ 7.9
Other audit services of bbva sa or its companies under control	[1]	5.8	5.6	5.4
Limited review of bbva sa or its companies under control	[1]	2.0	2.0	1.9
Reports related to issuances	[1]	0.9	1.2	1.0
Assurance services and other required by the regulator	[1]	1.2	1.2	0.8
Other fees for audits conducted	[1]	€ 0.1	€ 0.0	€ 0.0

[1]	(1) Services provided by Ernst & Young, S.L. to companies located in Spain, to the branch of BBVA in New York, the branch of BBVA in London and the branch of BBVA in Frankfurt.